SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Feb. 28, 2013
SHAREHOLDERS' EQUITY [Abstract]
Summary of Stock Option Activity

The following is a summary of stock option activity:

	Year ended February 28, 2013		Year ended February 29, 2012
	Options	Weighted Average Price (CAD)	Options	Weighted Average Price (CAD)
Opening Balance	2,396,079	$5.90	2,114,906	$5.53
Granted	711,500	$2.82	642,000	$6.38
Exercised	(24,047)	$2.06	(113,940)	$2.61
Forfeited	(554,444)	$6.72	(246,887)	$5.54

Closing Balance	2,529,088	$4.89	2,396,079	$5.90

Schedule of Assumptions Used to Estimate Fair Value of Stock Option Awards

The following are the weighted average values used in determining the fair value of options granted in 2013 and 2012:

	Year ended
	February 28, 2013	February 29, 2012
Volatility	71.5%	70.9%
Risk Free Rate	1.1%	1.9%
Dividend Yield	Nil	Nil
Average Expected Life	4 yrs	4 yrs

Schedule of Stock Options Outstanding and Exercisable

The following table summarizes the various exercise prices inherent in the Company's stock options outstanding and exercisable on February 28, 2013:

Exercise Price		Options Outstanding			Options Exercisable
Low (CAD)	High (CAD)	Quantity of Options	Weighted Average Remaining Contractual Life (yrs)	Weighted Average Exercise Price (CAD)	Quantity of Options	Weighted Average Exercise Price (CAD)
$1.34	$2.00	326,192	0.87	$1.35	326,042	$1.35
$2.01	$3.00	686,693	4.39	$2.80	5,893	$2.62
$3.01	$4.00	145,121	1.85	$3.45	108,019	$3.41
$4.01	$5.00	256,853	0.59	$4.46	256,853	$4.46
$5.01	$6.00	46,117	1.72	$5.69	35,694	$5.72
$6.01	$7.00	777,415	2.77	$6.48	423,098	$6.40
$7.01	$8.00	26,932	2.75	$7.75	15,662	$7.74
$8.01	$10.00	137,700	2.09	$9.34	97,737	$9.35
$10.01	$13.74	126,065	1.81	$12.37	98,193	$12.31

		2,529,088	2.59	$4.89	1,367,191	$5.21

Schedule of Stock-Based Compensation Expense

The expense was included in General and administrative, Sales and marketing, and Research and development expenses as detailed below:

	Year ended
	February 28, 2013	February 29, 2012
General and Administration	597	733
Research and Development	282	458
Selling and Marketing	644	773

	1,523	1,964